Shareholder Report, Holdings (Details) - Parvin Hedged Equity Solari World Fund	May 31, 2026
Holdings [Line Items]
Percent of Net Asset Value	48.48%
Fidelity Instl M M Treas Port [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.87%
Silvercorp Metals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%
Hecla Mining Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%
Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%
O R Royalties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%
Endeavour Silver Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
S K Telecom Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
Canadian National Railway Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
Swatch Group Ag Adr [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
Sturm Ruger Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%
Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	20.67%
Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.91%
Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	15.67%
Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.93%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.24%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.78%
Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	18.81%
Put Option [Member]
Holdings [Line Items]
Percent of Total Investments	2.75%
Real Estate Inv Trust [Member]
Holdings [Line Items]
Percent of Total Investments	2.56%
Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.48%
ARGENTINA
Holdings [Line Items]
Percent of Total Investments	2.20%
AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.46%
BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.77%
CANADA
Holdings [Line Items]
Percent of Total Investments	19.56%
DENMARK
Holdings [Line Items]
Percent of Total Investments	1.15%
GREECE
Holdings [Line Items]
Percent of Total Investments	2.03%
MEXICO
Holdings [Line Items]
Percent of Total Investments	1.86%
KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.91%
RUSSIAN FEDERATION
Holdings [Line Items]
Percent of Total Investments	0.00%
SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.90%
UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.41%
UNITED STATES
Holdings [Line Items]
Percent of Total Investments	47.75%